Initial Public Offering (Details) - Schedule of common stock reflected on the balance sheet - Previously Reported [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Common Stock Reflected on the Balance Sheet [Abstract]
Gross proceeds	$ 115,000,000
Less:
Proceeds allocated to Public Warrants	(10,695,000)
Proceeds allocated to Public Rights	(9,430,000)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Class A Common stock subject to possible redemption	$ 117,361,652